Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 17, 2019	Dec. 31, 2019	Dec. 31, 2020
Initial public offering shares	25,875,000
Gross proceeds	$ 258,750,000
Sale of warrants	7,175,000
Sale of stock price	$ 1.00
Gross proceeds from sale of warrants	$ 7,175,000
Transaction costs	14,711,394	$ 14,711,394
Underwriting fees	5,175,000
Deferred underwriting fees	9,056,250
Other offering costs	$ 480,144
Business combinations aggregate fair market value, percentage			80.00%
Business combination of voting interest, percentage			50.00%
Trust account per share			$ 10.00
Business combination net tangible assets			$ 5,000,001
Aggregate restricted from redeemable shares			15.00%
Obligation to redeem public shares, percenatge			100.00%
Tax obligations Interest expenses			$ 100,000
Proposed public offering price per unit			$ 10.00
Transaction agreement trust account per shares			$ 0.1000
Balance at bank accounts			$ 371,149
Securities held in the trust account			259,865,172
Working capital deficit			4,026,644
Interest income for tax obligations			$ 1,115,000
Over-Allotment Option [Member]
Initial public offering shares	3,375,000
Initial public offering per unit	$ 10.00
Sale of warrants			3,375,000
IPO [Member]
Initial public offering per unit	$ 10.00
Sale of warrants		25,875,000
Net proceeds from sale of units	$ 258,750,000